Equity - Preferred units (Details) - SUNLIGHT FINANCIAL LLC	12 Months Ended
Dec. 31, 2020 $ / shares
Preferred class A -3 unit members' capital
Class of Stock [Line Items]
Preferred return (per unit)	$ 24.06
Preferred class A-2 unit members' capital
Class of Stock [Line Items]
Preferred return (per unit)	15.22
Preferred class A-1 unit members' capital
Class of Stock [Line Items]
Preferred return (per unit)	$ 12.50
Class A Units
Class of Stock [Line Items]
Preferred return (as a percent)	14.50%